Distribution Date:	08/17/26	BBCMS Mortgage Trust 2020-C6
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2020-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	7		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	14-15		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	16-17		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	18	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	19
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05492TAA8	1.806000%	14,352,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05492TAB6	2.690000%	88,400,000.00	63,216,509.32	0.00	141,710.34	0.00	0.00	141,710.34	63,216,509.32	31.72%	30.00%
A-3	05492TAC4	2.390000%	208,000,000.00	208,000,000.00	0.00	414,266.67	0.00	0.00	414,266.67	208,000,000.00	31.72%	30.00%
A-4	05492TBP4	2.639000%	278,300,000.00	278,300,000.00	0.00	612,028.08	0.00	0.00	612,028.08	278,300,000.00	31.72%	30.00%
A-SB	05492TAD2	2.595000%	26,810,000.00	19,027,993.33	399,433.50	41,148.04	0.00	0.00	440,581.54	18,628,559.83	31.72%	30.00%
A-S	05492TAG5	2.840000%	105,576,000.00	105,576,000.00	0.00	249,863.20	0.00	0.00	249,863.20	105,576,000.00	19.03%	18.00%
B	05492TAH3	3.043000%	37,392,000.00	37,392,000.00	0.00	94,819.88	0.00	0.00	94,819.88	37,392,000.00	14.54%	13.75%
C	05492TAJ9	3.045000%	34,092,000.00	34,092,000.00	0.00	86,508.45	0.00	0.00	86,508.45	34,092,000.00	10.44%	9.88%
D	05492TAK6	2.400000%	12,097,000.00	12,097,000.00	0.00	24,194.00	0.00	0.00	24,194.00	12,097,000.00	8.99%	8.50%
E	05492TAM2	2.400000%	17,596,000.00	17,596,000.00	0.00	35,192.00	0.00	0.00	35,192.00	17,596,000.00	6.87%	6.50%
F-RR	05492TAQ3	3.682877%	8,798,000.00	8,798,000.00	0.00	27,001.63	0.00	0.00	27,001.63	8,798,000.00	5.82%	5.50%
G-RR	05492TAS9	3.682877%	13,198,000.00	13,198,000.00	0.00	40,505.51	0.00	0.00	40,505.51	13,198,000.00	4.23%	4.00%
H-RR	05492TAU4	3.682877%	8,798,000.00	8,798,000.00	0.00	21,568.61	0.00	0.00	21,568.61	8,798,000.00	3.17%	3.00%
J-RR	05492TAW0	3.682877%	9,897,000.00	9,897,000.00	0.00	0.00	0.00	0.00	0.00	9,897,000.00	1.98%	1.88%
NR-RR*	05492TAY6	3.682877%	16,497,146.00	16,497,146.00	0.00	0.00	0.00	0.00	0.00	16,497,146.00	0.00%	0.00%
V-RR Int	N/A	3.682877%	24,200,000.00	22,898,477.68	10,986.88	67,899.32	0.00	0.00	78,886.20	22,887,490.80	0.00%	0.00%
F5T-A	05492TBF6	3.811295%	23,085,000.00	23,085,000.00	0.00	73,319.79	0.00	0.00	73,319.79	23,085,000.00	78.42%	78.42%
F5T-B	05492TBH2	3.811295%	26,410,000.00	26,410,000.00	0.00	83,880.25	0.00	0.00	83,880.25	26,410,000.00	53.73%	53.73%
F5T-C	05492TBK5	3.811295%	28,690,000.00	28,690,000.00	0.00	91,121.71	0.00	0.00	91,121.71	28,690,000.00	26.91%	26.91%
F5T-D*	05492TBM1	3.811295%	28,785,000.00	28,785,000.00	0.00	91,423.44	0.00	0.00	91,423.44	28,785,000.00	0.00%	0.00%
F5T-VRR Int	N/A	3.811295%	5,630,000.00	5,630,000.00	0.00	17,881.33	0.00	0.00	17,881.33	5,630,000.00	0.00%	0.00%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

F5T-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05492TBD1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05492TBC3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,016,603,146.00	967,984,126.33	410,420.38	2,214,332.25	0.00	0.00	2,624,752.63	967,573,705.95

X-A	05492TAE0	1.130775%	615,862,000.00	568,544,502.65	0.00	535,746.57	0.00	0.00	535,746.57	568,145,069.15
X-B	05492TAF7	0.760536%	177,060,000.00	177,060,000.00	0.00	112,217.01	0.00	0.00	112,217.01	177,060,000.00
X-D	05492TAZ3	1.282877%	29,693,000.00	29,693,000.00	0.00	31,743.73	0.00	0.00	31,743.73	29,693,000.00
Notional SubTotal			822,615,000.00	775,297,502.65	0.00	679,707.31	0.00	0.00	679,707.31	774,898,069.15

Deal Distribution Total					410,420.38	2,894,039.56	0.00	0.00	3,304,459.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05492TAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05492TAB6	715.11888371	0.00000000	1.60305814	0.00000000	0.00000000	0.00000000	0.00000000	1.60305814	715.11888371
A-3	05492TAC4	1,000.00000000	0.00000000	1.99166668	0.00000000	0.00000000	0.00000000	0.00000000	1.99166668	1,000.00000000
A-4	05492TBP4	1,000.00000000	0.00000000	2.19916665	0.00000000	0.00000000	0.00000000	0.00000000	2.19916665	1,000.00000000
A-SB	05492TAD2	709.73492465	14.89867587	1.53480194	0.00000000	0.00000000	0.00000000	0.00000000	16.43347781	694.83624879
A-S	05492TAG5	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
B	05492TAH3	1,000.00000000	0.00000000	2.53583333	0.00000000	0.00000000	0.00000000	0.00000000	2.53583333	1,000.00000000
C	05492TAJ9	1,000.00000000	0.00000000	2.53750000	0.00000000	0.00000000	0.00000000	0.00000000	2.53750000	1,000.00000000
D	05492TAK6	1,000.00000000	0.00000000	2.00000000	0.00000000	0.00000000	0.00000000	0.00000000	2.00000000	1,000.00000000
E	05492TAM2	1,000.00000000	0.00000000	2.00000000	0.00000000	0.00000000	0.00000000	0.00000000	2.00000000	1,000.00000000
F-RR	05492TAQ3	1,000.00000000	0.00000000	3.06906456	0.00000000	0.00000000	0.00000000	0.00000000	3.06906456	1,000.00000000
G-RR	05492TAS9	1,000.00000000	0.00000000	3.06906425	0.00000000	0.00000000	0.00000000	0.00000000	3.06906425	1,000.00000000
H-RR	05492TAU4	1,000.00000000	0.00000000	2.45153558	0.61752898	2.40851557	0.00000000	0.00000000	2.45153558	1,000.00000000
J-RR	05492TAW0	1,000.00000000	0.00000000	0.00000000	3.06906436	12.14484389	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	05492TAY6	1,000.00000000	0.00000000	0.00000000	3.06906419	18.42884036	0.00000000	0.00000000	0.00000000	1,000.00000000
V-RR Int	N/A	946.21808595	0.45400331	2.80575702	0.09824752	0.50626364	0.00000000	0.00000000	3.25976033	945.76408264
F5T-A	05492TBF6	1,000.00000000	0.00000000	3.17607927	0.00000000	0.00000000	0.00000000	0.00000000	3.17607927	1,000.00000000
F5T-B	05492TBH2	1,000.00000000	0.00000000	3.17607914	0.00000000	0.00000000	0.00000000	0.00000000	3.17607914	1,000.00000000
F5T-C	05492TBK5	1,000.00000000	0.00000000	3.17607912	0.00000000	0.00000000	0.00000000	0.00000000	3.17607912	1,000.00000000
F5T-D	05492TBM1	1,000.00000000	0.00000000	3.17607921	0.00000000	0.00000000	0.00000000	0.00000000	3.17607921	1,000.00000000
F5T-VRR Int	N/A	1,000.00000000	0.00000000	3.17607993	0.00000000	0.00000000	0.00000000	0.00000000	3.17607993	1,000.00000000
F5T-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05492TBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05492TBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05492TAE0	923.16866871	0.00000000	0.86991334	0.00000000	0.00000000	0.00000000	0.00000000	0.86991334	922.52009241
X-B	05492TAF7	1,000.00000000	0.00000000	0.63377957	0.00000000	0.00000000	0.00000000	0.00000000	0.63377957	1,000.00000000
X-D	05492TAZ3	1,000.00000000	0.00000000	1.06906443	0.00000000	0.00000000	0.00000000	0.00000000	1.06906443	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	141,710.34	0.00	141,710.34	0.00	0.00	0.00	141,710.34	0.00
A-3	07/01/26 - 07/30/26	30	0.00	414,266.67	0.00	414,266.67	0.00	0.00	0.00	414,266.67	0.00
A-4	07/01/26 - 07/30/26	30	0.00	612,028.08	0.00	612,028.08	0.00	0.00	0.00	612,028.08	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	41,148.04	0.00	41,148.04	0.00	0.00	0.00	41,148.04	0.00
X-A	07/01/26 - 07/30/26	30	0.00	535,746.57	0.00	535,746.57	0.00	0.00	0.00	535,746.57	0.00
X-B	07/01/26 - 07/30/26	30	0.00	112,217.01	0.00	112,217.01	0.00	0.00	0.00	112,217.01	0.00
X-D	07/01/26 - 07/30/26	30	0.00	31,743.73	0.00	31,743.73	0.00	0.00	0.00	31,743.73	0.00
A-S	07/01/26 - 07/30/26	30	0.00	249,863.20	0.00	249,863.20	0.00	0.00	0.00	249,863.20	0.00
B	07/01/26 - 07/30/26	30	0.00	94,819.88	0.00	94,819.88	0.00	0.00	0.00	94,819.88	0.00
C	07/01/26 - 07/30/26	30	0.00	86,508.45	0.00	86,508.45	0.00	0.00	0.00	86,508.45	0.00
D	07/01/26 - 07/30/26	30	0.00	24,194.00	0.00	24,194.00	0.00	0.00	0.00	24,194.00	0.00
E	07/01/26 - 07/30/26	30	0.00	35,192.00	0.00	35,192.00	0.00	0.00	0.00	35,192.00	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	27,001.63	0.00	27,001.63	0.00	0.00	0.00	27,001.63	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	40,505.51	0.00	40,505.51	0.00	0.00	0.00	40,505.51	0.00
H-RR	07/01/26 - 07/30/26	30	15,708.89	27,001.63	0.00	27,001.63	5,433.02	0.00	0.00	21,568.61	21,190.12
J-RR	07/01/26 - 07/30/26	30	89,548.16	30,374.53	0.00	30,374.53	30,374.53	0.00	0.00	0.00	120,197.52
NR-RR	07/01/26 - 07/30/26	30	252,617.17	50,630.80	0.00	50,630.80	50,630.80	0.00	0.00	0.00	304,023.27
V-RR Int	07/01/26 - 07/30/26	30	9,843.78	70,276.90	0.00	70,276.90	2,377.59	0.00	0.00	67,899.32	12,251.58
F5T-A	07/01/26 - 07/30/26	30	0.00	73,319.79	0.00	73,319.79	0.00	0.00	0.00	73,319.79	0.00
F5T-B	07/01/26 - 07/30/26	30	0.00	83,880.25	0.00	83,880.25	0.00	0.00	0.00	83,880.25	0.00
F5T-C	07/01/26 - 07/30/26	30	0.00	91,121.71	0.00	91,121.71	0.00	0.00	0.00	91,121.71	0.00
F5T-D	07/01/26 - 07/30/26	30	0.00	91,423.44	0.00	91,423.44	0.00	0.00	0.00	91,423.44	0.00
F5T-VRR Int	07/01/26 - 07/30/26	30	0.00	17,881.33	0.00	17,881.33	0.00	0.00	0.00	17,881.33	0.00
Totals			367,718.00	2,982,855.49	0.00	2,982,855.49	88,815.94	0.00	0.00	2,894,039.56	457,662.49

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	3,304,459.94
Pooled Non-VRR Available Funds	2,867,947.23
Pooled VRR Available Funds	78,886.20
F5 Tower Non-VRR Available Funds	339,745.19
F5 Tower VRR Available Funds	17,881.33
Pooled Scheduled Principal Distribution Amount	410,420.38
F5 Tower Scheduled Principal Distribution Amount	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,995,165.83	Master Servicing Fee	3,697.78
Interest Reductions due to Nonrecoverability Determination	(83,828.69)	Certificate Administrator Fee	6,096.63
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	415.87
ARD Interest	0.00	Operating Advisor Fee	1,110.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	939.28
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,911,337.14	Total Fees	12,259.93

Principal		Expenses/Reimbursements
Scheduled Principal	410,420.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,037.78
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	(0.15)
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	410,420.38	Total Expenses/Reimbursements	5,037.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,894,039.56
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	410,420.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,304,459.94
Total Funds Collected	3,321,757.52	Total Funds Distributed	3,321,757.50

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	967,984,127.11	967,984,127.11	Beginning Certificate Balance	967,984,126.33
(-) Scheduled Principal Collections	410,420.38	410,420.38	(-) Principal Distributions	410,420.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	967,573,706.73	967,573,706.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	968,774,034.41	968,774,034.41	Ending Certificate Balance	967,573,705.95
Ending Actual Collateral Balance	968,363,614.03	968,363,614.03

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP	Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP
9,999,999 or less	18	113,041,713.25	13.22%	40	4.0436	2.036023	1.59 or less	12	279,860,894.91	32.73%	26	3.4575	0.706498
10,000,000 to 19,999,999	11	154,505,890.18	18.07%	41	3.8132	2.755941	1.60 to 1.69	1	50,321,250.00	5.89%	42	3.4050	1.660000
20,000,000 to 29,999,999	6	149,798,757.15	17.52%	40	3.5126	2.073817	1.70 to 1.79	2	12,315,489.00	1.44%	41	4.0400	1.755865
30,000,000 to 39,999,999	1	32,883,387.70	3.85%	42	3.7700	2.030000	1.80 to 1.89	3	42,000,000.00	4.91%	41	3.9960	1.831071
40,000,000 to 49,999,999	1	40,000,000.00	4.68%	40	3.4940	2.580000	1.90 to 1.99	4	34,258,007.44	4.01%	40	3.8249	1.944203
50,000,000 or greater	6	335,321,250.00	39.22%	29	3.3255	1.603189	2.00 to 2.49	10	182,348,724.30	21.33%	41	3.6195	2.112226
Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307	2.50 to 2.99	3	64,018,718.95	7.49%	40	3.6907	2.665912
							3.00 or greater	8	160,427,913.68	18.76%	41	3.5369	4.188412
							Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	29,422,708.45	3.44%	40	3.8968	NAP	Oregon	1	25,887,655.10	3.03%	39	3.3573	2.010000
Alabama	5	3,270,087.36	0.38%	41	3.5192	2.541761	Pennsylvania	4	42,043,245.00	4.92%	40	3.5284	(0.335877)
Arizona	2	18,693,597.31	2.19%	41	3.7915	2.699050	South Carolina	3	2,176,124.52	0.25%	42	3.5600	2.480000
California	4	128,183,387.70	14.99%	10	3.1843	1.611287	South Dakota	3	3,833,385.04	0.45%	41	4.4360	3.410000
Florida	8	26,153,582.04	3.06%	41	3.8977	2.761843	Tennessee	3	21,513,401.48	2.52%	41	4.0544	1.747988
Georgia	18	26,067,452.97	3.05%	41	3.7916	1.929281	Texas	1	663,282.57	0.08%	40	3.4940	2.580000
Idaho	1	2,291,716.02	0.27%	40	3.7850	1.480000	Virginia	3	5,871,990.55	0.69%	40	3.8282	2.121870
Illinois	10	37,828,899.56	4.42%	41	3.7964	2.174149	Washington	1	50,000,000.00	5.85%	41	3.6987	3.590000
Indiana	3	13,699,150.29	1.60%	39	3.8389	1.613020	Totals	113	854,973,706.73	100.00%	36	3.5860	2.014307
Kansas	2	1,153,021.20	0.13%	42	3.5600	2.480000
									Property Type³
Louisiana	3	7,345,547.46	0.86%	39	3.8228	3.033738
Maryland	1	14,500,000.00	1.70%	41	3.9900	1.800000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Massachusetts	1	2,060,338.12	0.24%	40	3.7850	1.480000		Properties	Balance	Agg. Bal.			DSCR¹
Michigan	1	6,452,170.78	0.75%	40	3.9780	1.450000	Defeased	1	29,422,708.45	3.44%	40	3.8968	NAP
Minnesota	2	17,863,587.35	2.09%	39	3.6578	2.190618	Industrial	2	48,433,387.70	5.66%	42	3.7530	2.399218
Mississippi	6	4,530,886.14	0.53%	42	3.5600	2.480000	Lodging	7	101,507,259.79	11.87%	40	3.6950	3.983706
Missouri	2	2,655,618.06	0.31%	41	3.5166	2.545755	Mixed Use	6	169,557,655.10	19.83%	40	3.5668	1.270898
Nebraska	1	800,445.82	0.09%	41	4.4360	3.410000	Mobile Home Park	4	4,633,830.86	0.54%	41	4.4360	3.410000
Nevada	1	43,750,000.00	5.12%	40	3.1702	6.260000	Multi-Family	16	152,401,308.22	17.83%	15	3.4579	1.346950
New Hampshire	1	779,507.29	0.09%	42	3.5600	2.480000	Office	6	154,276,726.56	18.04%	41	3.5874	1.755503
New Jersey	2	52,565,445.86	6.15%	42	3.4212	1.652315	Retail	68	174,340,709.39	20.39%	41	3.4885	2.342356
New York	11	193,770,000.00	22.66%	41	3.6705	1.614439	Self Storage	3	20,400,120.67	2.39%	41	3.9448	1.853359
North Carolina	2	51,862,026.01	6.07%	40	3.4396	0.986622	Totals	113	854,973,706.73	100.00%	36	3.5860	2.014307
Ohio	5	9,729,279.22	1.14%	40	3.4976	2.574525
Oklahoma	1	7,556,167.47	0.88%	39	4.6700	2.080000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP	Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP
	3.2499% or less	3	108,750,000.00	12.72%	4	2.9038	2.978621	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.2500% to 3.7499%	14	459,057,683.84	53.69%	41	3.4878	1.903614	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 3.9999%	13	135,650,008.13	15.87%	40	3.8779	1.893323	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	10	104,803,307.98	12.26%	41	4.1044	1.720499	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	9,733,830.86	1.14%	42	4.4051	2.414503	49 months or greater	43	825,550,998.28	96.56%	36	3.5749	2.027926
	4.5000% or greater	1	7,556,167.47	0.88%	39	4.6700	2.080000	Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307
	Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP	Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP
	59 months or less	43	825,550,998.28	96.56%	36	3.5749	2.027926	Interest Only	25	602,887,500.00	70.52%	34	3.4782	2.236229
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	18	222,663,498.28	26.04%	40	3.8369	1.463921
	Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	29,422,708.45	3.44%	40	3.8968	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	42	802,149,690.06	93.82%	36	3.5579	2.077752
	13 months to 24 months	1	23,401,308.22	2.74%	41	4.1600	0.320000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	45	854,973,706.73	100.00%	36	3.5860	2.014307
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A3	30317620	MF	San Francisco	CA	30/360	2.725%	147,580.88	0.00	0.00	N/A	12/09/24	--	65,000,000.00	65,000,000.00	07/09/26
02A3-1	30317621	MU	New York	NY	Actual/360	3.486%	180,110.00	0.00	0.00	N/A	12/08/29	--	60,000,000.00	60,000,000.00	08/08/26
04A4	30317622	OF	Jersey City	NJ	Actual/360	3.405%	147,546.10	0.00	0.00	N/A	02/05/30	--	50,321,250.00	50,321,250.00	08/05/26
05A1-A	30317623	OF	Seattle	WA	Actual/360	3.699%	159,248.72	0.00	0.00	01/06/30	09/06/33	--	50,000,000.00	50,000,000.00	08/06/26
06A1	30317629	MU	Durham	NC	Actual/360	3.421%	147,293.06	0.00	0.00	N/A	12/06/29	--	50,000,000.00	50,000,000.00	08/06/26
07A3-C3	30317631	LO	Las Vegas	NV	Actual/360	3.170%	68,246.35	0.00	0.00	N/A	12/05/29	--	25,000,000.00	25,000,000.00	08/05/26
07A3-C4	30317632				Actual/360	3.170%	51,184.76	0.00	0.00	N/A	12/05/29	--	18,750,000.00	18,750,000.00	08/05/26
08A1	30317633	Various Various		Various	Actual/360	3.494%	120,348.89	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	08/06/26
9	30317635	IN	Lathrop	CA	Actual/360	3.770%	106,914.59	50,002.32	0.00	N/A	02/01/30	--	32,933,390.02	32,883,387.70	08/01/26
10	30317636	MF	Ridgewood	NY	Actual/360	4.040%	29,918.44	0.00	0.00	N/A	01/06/30	--	8,600,000.00	8,600,000.00	08/06/26
11	30317637	MF	Brooklyn	NY	Actual/360	4.040%	23,288.68	0.00	0.00	N/A	01/06/30	--	6,694,286.00	6,694,286.00	08/06/26
12	30317638	MF	Brooklyn	NY	Actual/360	4.040%	20,948.67	0.00	0.00	N/A	01/06/30	--	6,021,654.00	6,021,654.00	08/06/26
13	30317639	MF	Brooklyn	NY	Actual/360	4.040%	16,937.22	0.00	0.00	N/A	01/06/30	--	4,868,571.00	4,868,571.00	08/06/26
14	30317640	MF	Brooklyn	NY	Actual/360	4.040%	12,925.77	0.00	0.00	N/A	01/06/30	--	3,715,489.00	3,715,489.00	08/06/26
15	30317641	MU	Beaverton	OR	Actual/360	3.357%	74,981.73	48,531.04	0.00	N/A	11/06/29	--	25,936,186.14	25,887,655.10	08/06/26
16	30317642	OF	Duluth	GA	Actual/360	3.920%	82,382.64	46,695.78	0.00	N/A	12/06/29	--	24,405,654.23	24,358,958.45	08/06/26
17	30317643	OF	Pittsburgh	PA	Actual/360	3.465%	77,733.77	42,579.02	0.00	N/A	12/01/29	--	26,052,372.85	26,009,793.83	08/01/26
18	30317644	RT	Various	Various	Actual/360	3.560%	81,237.22	0.00	0.00	02/01/30	02/01/31	--	26,500,000.00	26,500,000.00	08/01/26
19	30317645	MF	Various	Various	Actual/360	4.160%	0.00	0.00	0.00	N/A	01/06/30	--	23,401,308.22	23,401,308.22	08/06/24
20	30317646	RT	Gardena	CA	Actual/360	3.400%	67,338.89	0.00	0.00	N/A	01/06/30	--	23,000,000.00	23,000,000.00	08/06/26
22	30317648	LO	New Smyrna Beach	FL	Actual/360	4.060%	62,791.96	33,384.21	0.00	N/A	01/06/30	--	17,960,515.61	17,927,131.40	08/06/26
23	30317649	MF	Tinley Park	IL	Actual/360	3.660%	52,317.67	0.00	0.00	N/A	01/01/30	--	16,600,000.00	16,600,000.00	08/01/26
24	30317650	IN	Scottsdale	AZ	Actual/360	3.717%	49,771.66	0.00	0.00	N/A	01/06/30	--	15,550,000.00	15,550,000.00	08/06/26
25	30317651	SS	Brentwood	TN	Actual/360	3.966%	25,273.44	12,287.68	0.00	N/A	01/06/30	--	7,400,353.96	7,388,066.28	08/06/26
26	30317652	SS	Hendersonville	TN	Actual/360	3.966%	23,673.86	11,509.98	0.00	N/A	01/06/30	--	6,931,976.82	6,920,466.84	08/06/26
27	30317653	MU	New York	NY	Actual/360	4.060%	52,791.28	0.00	0.00	N/A	01/06/30	--	15,100,000.00	15,100,000.00	08/06/26
28	30317654	OF	California	MD	Actual/360	3.990%	49,819.58	0.00	0.00	N/A	01/06/30	--	14,500,000.00	14,500,000.00	08/06/26
29	30317655	LO	Indianapolis	IN	Actual/360	3.897%	39,420.23	24,231.78	0.00	N/A	11/06/29	--	11,747,070.74	11,722,838.96	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30317656	MF	Brooklyn	NY	Actual/360	3.925%	41,910.28	0.00	0.00	N/A	12/06/29	--	12,400,000.00	12,400,000.00	08/06/26
31	30317657	OF	Newtown	PA	Actual/360	3.706%	33,441.05	22,040.92	0.00	N/A	01/06/30	--	10,478,891.16	10,456,850.24	08/06/26
32	30317658	RT	Various	Various	Actual/360	3.785%	21,499.19	0.00	0.00	N/A	12/06/29	--	6,596,250.00	6,596,250.00	08/06/26
32B	30511429				Actual/360	3.785%	16,504.31	0.00	0.00	N/A	12/06/29	--	5,063,750.00	5,063,750.00	08/06/26
33	30317659	RT	Waite Park	MN	Actual/360	3.780%	33,361.33	20,185.88	0.00	N/A	11/06/29	--	10,249,255.46	10,229,069.58	08/06/26
34	30317660	MU	New York	NY	Actual/360	4.210%	40,856.88	0.00	0.00	N/A	01/06/30	--	11,270,000.00	11,270,000.00	08/06/26
35	30317661	LO	Oklahoma City	OK	Actual/360	4.670%	30,441.57	13,747.92	0.00	N/A	11/01/29	--	7,569,915.39	7,556,167.47	08/01/26
36	30317662	LO	Lebanon	TN	Actual/360	4.230%	26,294.54	13,948.58	0.00	N/A	01/01/30	--	7,218,816.94	7,204,868.36	08/01/26
37	30317663	LO	Alexandria	LA	Actual/360	3.840%	22,843.99	14,380.88	0.00	N/A	11/06/29	--	6,908,463.70	6,894,082.82	08/06/26
38	30317664	LO	Clinton Township	MI	Actual/360	3.978%	22,146.74	13,088.20	0.00	N/A	12/06/29	--	6,465,258.98	6,452,170.78	08/06/26
39	30317665	MU	La Jolla	CA	Actual/360	3.960%	24,893.00	0.00	0.00	N/A	12/06/29	--	7,300,000.00	7,300,000.00	08/06/26
40	30317666	RT	Various	Various	Actual/360	3.939%	21,317.83	12,803.35	0.00	N/A	12/06/29	--	6,284,890.97	6,272,087.62	08/06/26
41	30317667	SS	Hiram	GA	Actual/360	3.895%	20,473.36	12,523.37	0.00	N/A	12/06/29	--	6,104,110.92	6,091,587.55	08/06/26
42	30317668	RT	Pittsburgh	PA	Actual/360	3.479%	14,204.72	9,811.59	0.00	N/A	11/06/29	--	4,741,946.26	4,732,134.67	08/06/26
43	30317669	MH	Various	Various	Actual/360	4.436%	17,733.83	8,667.88	0.00	N/A	01/06/30	--	4,642,498.74	4,633,830.86	08/06/26
44	30317670	MF	New York	NY	Actual/360	4.377%	19,222.33	0.00	0.00	N/A	02/06/30	--	5,100,000.00	5,100,000.00	08/06/26
03A2-1	30504621	RT	Brooklyn	NY	Actual/360	3.359%	173,538.00	0.00	0.00	N/A	01/01/30	--	60,000,000.00	60,000,000.00	08/01/26
Totals							2,552,709.01	410,420.38	0.00				855,384,127.11	854,973,706.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A3	38,234,536.78	0.00	--	--	03/09/26	0.00	0.00	147,445.46	147,445.46	0.00	0.00
02A3-1	21,762,386.00	22,646,098.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
04A4	15,042,265.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1-A	24,849,559.06	6,441,146.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
06A1	2,707,314.96	2,581,391.70	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C3	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
07A3-C4	749,354,424.00	728,348,619.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
08A1	6,647,908.20	1,764,682.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,850,996.39	983,380.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	632,544.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	568,012.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	558,718.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	469,954.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	260,358.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,702,701.29	823,661.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	(55,544.04)	(559,779.90)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,406,775.10	2,401,059.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	566,438.05	0.00	--	--	06/11/25	0.00	0.00	(262.57)	2,462,595.59	1,459,268.07	0.00
20	2,808,006.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,654,396.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,153,086.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,053,549.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	708,155.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	647,933.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,183,936.16	0.00	--	--	--	0.00	0.00	0.00	0.00	690.03	0.00
28	1,518,879.27	1,265,939.15	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,329,869.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	909,625.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,524,382.69	373,337.74	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	376,875.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,324,810.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	722,926.18	724,149.92	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	7,542.34	0.00
35	1,228,404.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,177,792.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,531,439.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	712,699.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	588,914.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	893,324.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,040,635.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	664,265.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,094,839.08	0.00	--	--	--	0.00	0.00	0.00	0.00	3,935.66	0.00
44	344,842.37	0.00	--	--	--	0.00	0.00	0.00	0.00	200.76	0.00
03A2-1	44,478,733.38	8,613,060.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,695,586,096.95	1,504,755,365.80				0.00	0.00	147,182.89	2,610,041.05	1,471,636.86	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	23,401,308.22	0	0.00	1	23,401,308.22	0	0.00	0	0.00	0	0.00	3.585995%	3.571162%	36
07/17/26	0	0.00	0	0.00	1	23,401,308.22	0	0.00	1	23,401,308.22	0	0.00	0	0.00	0	0.00	3.586106%	3.571273%	37
06/17/26	0	0.00	0	0.00	1	23,401,308.22	0	0.00	1	23,401,308.22	0	0.00	0	0.00	0	0.00	3.586224%	3.571390%	38
05/15/26	0	0.00	0	0.00	1	23,401,308.22	0	0.00	1	23,401,308.22	0	0.00	0	0.00	0	0.00	3.586334%	3.571499%	39
04/17/26	0	0.00	0	0.00	1	23,401,308.22	0	0.00	1	23,401,308.22	0	0.00	0	0.00	0	0.00	3.586450%	3.571615%	40
03/17/26	0	0.00	0	0.00	1	23,440,519.14	1	23,440,519.14	0	0.00	0	0.00	0	0.00	0	0.00	3.586585%	3.571749%	41
02/18/26	0	0.00	0	0.00	1	23,487,703.44	1	23,487,703.44	0	0.00	0	0.00	0	0.00	0	0.00	3.586746%	3.571910%	42
01/16/26	0	0.00	0	0.00	1	23,526,605.98	1	23,526,605.98	0	0.00	0	0.00	0	0.00	0	0.00	3.586879%	3.572043%	43
12/17/25	0	0.00	0	0.00	1	23,565,369.66	1	23,565,369.66	0	0.00	0	0.00	0	0.00	0	0.00	3.587013%	3.572176%	44
11/18/25	0	0.00	0	0.00	1	23,606,713.12	1	23,606,713.12	0	0.00	0	0.00	0	0.00	0	0.00	3.587154%	3.572316%	45
10/20/25	1	60,000,000.00	0	0.00	1	23,645,190.86	1	23,645,190.86	0	0.00	0	0.00	0	0.00	0	0.00	3.587286%	3.572448%	46
09/17/25	1	60,000,000.00	0	0.00	1	23,686,258.57	1	23,686,258.57	0	0.00	1	12,400,000.00	0	0.00	0	0.00	3.587426%	3.572587%	47
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A3	30317620	07/09/26	0	5	147,445.46	147,445.46	0.00	65,000,000.00	03/14/24	2
19	30317645	08/06/24	23	6	(262.57)	2,462,595.59	4,541,649.26	24,191,215.52	09/06/24	7			11/04/25
Totals					147,182.89	2,610,041.05	4,541,649.26	89,191,215.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		65,000,000	0	65,000,000		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		713,473,707	690,072,399		0	23,401,308
49 - 60 Months		26,500,000	26,500,000		0	0
> 60 Months		50,000,000	50,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	854,973,707	831,572,399	0	0	0	23,401,308
Jul-26	855,384,127	766,982,819	65,000,000	0	0	23,401,308
Jun-26	855,816,894	767,415,586	0	65,000,000	0	23,401,308
May-26	856,224,552	767,823,243	0	0	65,000,000	23,401,308
Apr-26	856,654,654	768,253,345	0	0	65,000,000	23,401,308
Mar-26	857,098,777	768,658,258	0	0	65,000,000	23,440,519
Feb-26	857,621,166	769,133,463	0	0	65,000,000	23,487,703
Jan-26	858,062,097	769,535,491	0	0	65,000,000	23,526,606
Dec-25	858,501,572	769,936,203	0	0	65,000,000	23,565,370
Nov-25	858,966,317	770,359,604	0	0	65,000,000	23,606,713
Oct-25	859,402,806	710,757,615	60,000,000	0	65,000,000	23,645,191
Sep-25	859,864,671	776,178,412	60,000,000	0	0	23,686,259
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
01A3	30317620	65,000,000.00	65,000,000.00	1,420,000,000.00	02/26/26	37,443,286.78	0.77000	12/31/25	12/09/24	I/O
19	30317645	23,401,308.22	24,191,215.52	35,725,000.00	--	477,938.05	0.32000	06/30/25	01/06/30	281
Totals		88,401,308.22	89,191,215.52	1,455,725,000.00		37,921,224.83

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
01A3	30317620	MF	CA	03/14/24	2

8/10/2026 - Borrower requested Loan transfer to Special Servicer citing low occupancy and near term maturity. Special Servicer has executed a Pre-Negotiation Letter with Borrower and plans to pursue all legal options and consider all alternatives. Afterd iscovery of extensive open AP, Borrower was issued a Default Notice and Lender reserved its rights. Property Protective Advances for critical opex have been made and additional needs will be evaluated so as to protect collateral value. Determination of aS equential Pay Event was made. The swaption was liquidated and the proceeds are expected to be applied towards the outstanding and impending servicing advances and, any remaining funds, to the outstanding principal balance of the Loan. Borrower failed to close on a modification that had been fully negotiated. The Loan matured 12/9/2024 and Lender is proceeding to enforce remedies. A Receiver was confirmed on March 6, 2025. The

Property Manager was replaced as of May 31, 2025. Lender commenced an actionaga inst Guarantor. Additional Lender action may include Foreclosure. An updated appraisal has been obtained effective 2/26/2026 and An Appraisal Reduction

Amount was calculated and posted effective March 9, 2026. Post Receivership appointment, occupancy atth e asset has increased to 88.5%. SS and Receiver are working on a property wide capital plan to address deferred maintenance, make ready units, security, and improve curb appeal to drive leasing. The Receiver has submitted a revised capital budget whichis currently being reviewed.

19	30317645	MF	Various	09/06/24	7

8/11/2026 - Loan transferred to Special Servicing effective 9/10/24 due to a payment default for the 7/6/24 payment. Loan is secured by 3 multifamily properties in Chicago, IL, 3 multifamily properties in Valdosta, GA and 1 multifamily property is

Sierra Vista, AZ. Borrower was not able to secure insurance for the 3 Chicago properties in the portfolio and Lender force placed insurance. Borrower made partial payments through November 2024 and the loan is paid through August 2024.

Borrower engaged a cons ultant and signed the PNA. Borrower had been working on selling the portfolio and has submitted various workout proposals, which were rejected. Additionally, the Borrower has made many claims against the Lender that are being further researched. Forecl osure was filed for all of the assets. A receiver was appointed on 7500 S South Shore Drive (Chicago) in November 2025 and has secured the property. Subsequently, a receiver was appointed on the

Clyde and Chappel (Chicago) assets in February 2026. Rece iver is addressing capex and securing the properties. Foreclosure sale for the GA assets was held on 11/4/25 and the properties are now REO. Foreclosure sale for the AZ asset was held on 12/11/25 and the property is now REO. Capex and leasing are being addressed at the REO assets. Special Servicer is exploring disposition options including sale out of receivership on the Chicago assets and sale out of REO for the

AZ and GA assets.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
27	30317653	0.00	4.06000%	0.00	4.06000%	8	11/23/21	09/24/21	11/23/21
30	30317656	0.00	3.92500%	0.00	3.92500%	8	05/28/25	05/28/25	08/27/25
32	30317658	0.00	3.78500%	0.00	3.78500%	8	11/06/24	11/06/24	12/20/24
38	30317664	7,358,614.77	3.97800%	7,326,798.06	3.97800%	10	04/30/20	05/06/20	05/01/20
38	30317664	0.00	3.97800%	0.00	3.97800%	8	05/01/20	05/06/20	04/30/20
Totals		7,358,614.77		7,326,798.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	0.00	0.00	(0.15)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,037.78	0.00	0.00	0.00	0.00	83,828.69	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,037.78	0.00	(0.15)	0.00	0.00	83,828.69	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		88,866.32

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28